Property, Plant and Equipment - Schedule of Utility Capital Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Public Utility, Property, Plant and Equipment [Line Items]
Cost	$ 66,078	$ 58,323
Accumulated Depreciation	(16,622)	(14,938)
Net Book Value	49,456	43,385
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	15,771	14,352
Accumulated Depreciation	(4,078)	(3,708)
Net Book Value	11,693	10,644
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	7,148	6,682
Accumulated Depreciation	(1,866)	(1,736)
Net Book Value	5,282	4,946
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	23,084	19,886
Accumulated Depreciation	(4,865)	(4,267)
Net Book Value	18,219	15,619
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	2,937	2,751
Accumulated Depreciation	(894)	(843)
Net Book Value	2,043	1,908
Generation
Public Utility, Property, Plant and Equipment [Line Items]
Cost	8,056	7,192
Accumulated Depreciation	(3,110)	(2,739)
Net Book Value	4,946	4,453
Other
Public Utility, Property, Plant and Equipment [Line Items]
Cost	5,014	4,444
Accumulated Depreciation	(1,809)	(1,645)
Net Book Value	3,205	2,799
Assets under construction
Public Utility, Property, Plant and Equipment [Line Items]
Cost	3,578	2,581
Accumulated Depreciation	0	0
Net Book Value	3,578	2,581
Land
Public Utility, Property, Plant and Equipment [Line Items]
Cost	490	435
Accumulated Depreciation	0	0
Net Book Value	$ 490	$ 435